PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT

NOTE 7 - PREMISES AND EQUIPMENT

Premises and equipment used in the ordinary course of business at December 31 are summarized as follows (dollars in thousands):

	Useful Lives in Years	2013	2012
Land		$ 9,748	$ 9,748
Buildings	5 to 50	32,947	32,446
Furniture and equipment	3 to 20	17,560	16,384
Total premises and equipment		60,255	58,578
Less: accumulated depreciation		26,103	24,262
Net premises and equipment		$34,152	$34,316

The Bank has begun construction of a full service financial center in Jackson, Tennessee which is expected to be completed in 2014.  Total project costs are estimated at $2.1 million.  No interest has been capitalized in any periods presented and is not expected to be in 2014.